UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
                  ---------------------
Address:          747 Third Avenue
                  ---------------------
                  27th Floor
                  ---------------------
                  New York, NY  10017
                  ---------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  ----------------------------------
Title:            Vice President of Managing Partner
                  ----------------------------------
Phone:            (212)888-9100
                  ----------------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY        February 14, 2005
----------------------            -----------------    --------------------
    [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                 ----------

Form 13F Information Table Entry Total:               94
                                                 ----------

Form 13F Information Table Value Total:          $ 44,887
                                                 ----------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI Partners
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2004


                                                                                             ITEM 5:
                                        ITEM 2:                 ITEM 3:       ITEM 4:        Shares or
                ITEM 1:                Title of                  Cusip         Fair          Principal
            Name of Issuer              Class                   Number    Market Value       Amount
----------------------------------------------------------------------------------------------------------------
Arizona Star Resources Corp             Common                 04059G106     1,513,541     269,500 SH
Armstrong Holdings Inc                  Common                 042384107       123,480      49,000 SH
Auspex System Inc                       Common                 052116100         1,458     182,280 SH
Avalon Holding                          Common                 05343P109        47,226      14,945 SH
Baycorp Holdings Ltd.                   Common                 072728108       355,180      27,901 SH
Berkeley Tech Inc.                      Sponsored ADR          08437M107       305,599     179,764 SH
Breakwater Resources Ltd                Common                 106902307       116,191     245,000 SH
C1 Energy Ltd                           Common                 12617Y105     1,105,861     759,505 SH
Canyon Resources Corp.                  Common                 138869300       284,664     229,894 SH
Canyon Resources Corp.                  Common                 138869300             0      75,000 Warrant
Centrex Inc.                            Common                 15640E103           919     122,500 SH
Chardan China Acquisition               Common                 159569102        16,244       2,450 SH
Chaus Bernard                           Common                 162510200        63,700      63,700 SH
Chief Consolidated Mining Co.           Common                 168628105        57,977     241,570 SH
Cinch Energy Corp                       Common                 17185X108       248,690     122,500 SH
Claude Resources Inc                    Common                 182873109       603,884     558,314 SH
Coast Dental Services Inc.              Common                 19034H201        15,607       4,802 SH
Commerce Energy Group Inc.              Common                 20061Q106        85,289      51,690 SH
Computer Horizon Corp                   Common                 205908106       620,055     162,744 SH
Comsys IT Partners Inc.                 Common                 20581e104       380,960      44,819 SH
Concord Camera Corp                     Common                 206156101       708,927     308,229 SH
Consolidated Tomoka Ltd Co              Common                 210226106       389,795       9,065 SH
Constellation Copper Corp.              Common                 21036T100       142,088     275,000 SH
Constellation Copper Corp.              Common                 21036T100            94     137,500 Warrant
Crystlex Inc                            Common                 22942F101     1,872,386     521,556 SH
DDS Technologies USA Inc.               Common                 23316W100        12,789      14,700 SH
Del Glbl Technologies Corp.             Common                 245073101       350,979     134,992 SH
Digital Generation System               Common                 253921100       153,130     122,504 SH
DRD Gold Ltd.                           Sponsored ADR          26152H103        75,460      49,000 SH
Dynatec Corp                            Common                 267934107       605,420     661,504 SH
Dynatec Corp                            Common                 267934107        61,777      67,500 Warrant
Education Lending Group Inc.            Common                 28140A109     3,502,771     225,694 SH
Empire Energy Corp.                     Common                 291645208         4,673      13,352 SH
Endocare Inc.                           Common                 26264P104     2,113,125     845,250 SH
ESG Re Ltd.                             Common                000G312151        28,131     703,280 SH
FLYI Inc                                Common                 34407T104       606,685     342,760 SH
Gabriel Resources Ltd.                  Common                 361970106       318,012     245,012 SH
Glenayre Tech Inc.                      Common                 377899109       134,789      61,830 SH
ID Biomedical Corp                      Common                 44936D108       366,275      24,500 SH
Industrias Bachoco                      Sponsored ADR          456463108       954,661      67,277 SH
Integrated Telecom Exp Inc              Common                 45817U101        65,094     283,016 SH
Intervest Bancshares Corp               Common                 460927106        88,850       4,501 SH
Juina Mining Corp                       Common                 48131Q202         7,350     245,000 SH
Liberty Homes Inc.                      Common - Class B       530582303        58,800       9,800 SH
Liberty Homes Inc.                      Common - Class A       530582204       103,488      21,560 SH
M & F Worldwide Corp                    Common                 552541104     1,756,408     128,958 SH
Mairs Holding Inc                       Common                 560635104     2,080,368     226,127 SH
Manhattan Minerals Corp                 Common                 56310P101        10,992     176,155 SH
Masters Energy Inc                      Common                 576415103       318,005     147,004 SH
MDU Communication Int'l Inc             Common                 582828109     4,600,176   1,369,100 SH
MDU Communication Int'l Inc             Common                 582828109        13,173      10,800 Warrant
Medquist Inc                            Common                 584949101       547,467      36,991 SH
Merita Savings Bank                     Common                 590007100       331,485      73,500 SH
Midnight Oil Exploration Ltd            Common                 598000107        89,137      31,510 SH
MM Companies                            Common                 55310J107        81,761      67,571 SH
Molex Inc.                              Common - Class A       608554200     4,570,422     171,498 SH
Mutual Risk Mgmt Ltd.                   Common                 628351108        37,333   1,493,324 SH
Nasstech Pharmaceutical Co              Common                 631728409       320,045      26,450 SH
NCRIC Group Inc                         Common                628806P103       712,949      73,500 SH
Nevada Pacific Gold Ltd                 Common                 641398102        98,856     122,490 SH
Nevsun Resources Ltd                    Common                 64156L101       896,913     490,000 SH
New Valley Corp                         Common                 649080504       165,130      24,500 SH

Next Inc.                               Common                 65336T104       151,900      98,000 SH
Oakwood Homes                           Common                 674098207         1,254      25,088 SH
Orthodontic Center of America           Common                 68750P103       855,663     134,750 SH
Pacific North West Capital Corp.        Common                 694916107        66,423     162,925 SH
Pacific North West Capital Corp.        Common                 694916107             0      89,775 Warrant
Queenstake Resources Ltd                Common                 748314101       242,063     612,495 SH
Rayonier Inc.                           Common                 754907103       239,659       4,900 SH
Read Rite Corp                          Common                 755246204            78     776,405 SH
Rider Resources Ltd                     Common                 765698204       173,267      24,500 SH
RIO Narcea Gold Mines Ltd               Common                 766909105       120,230      52,547 SH
Roxio Inc.                              Common                 780008108       229,320      24,500 SH
Scpie Holding Inc                       Common                 78402P104     2,947,190     296,498 SH
Silk Road Resources                     Common                 827101106             0      39,200 Warrant
Silk Road Resources                     Common                 827101106        35,877      78,400 SH
Simon Worldwide Inc.                    Common                 828815100        19,110     147,000 SH
St. Andrew Goldfields Ltd.              Common                 787188408       219,132   1,225,000 SH
St. Andrew Goldfields Ltd.              Common                 787188408         6,880     612,500 Warrant
Starpoint Energy Ltd.                   Common                 855568101       127,916      29,008 SH
Stone & Webster                         Common                 861572105        11,831      59,157 SH
Tahera Corp .                           Common                 873786107       159,610     511,560 SH
Tahera Corp.                            Common                 873786107         8,085      63,210 Warrant
Tata Motors Ltd.                        Sponsored ADR          876568502       292,040      24,500 SH
Tengasco Inc                            Common                 88033R205       614,399   2,363,074 SH
Thunder Energy Inc                      Common                 885914101       375,468      60,170 SH
Tke Energy Trust                        Common                 87255J107       194,875      24,500 SH
Touch America Holdings                  Common                 891539108         1,147     955,550 SH
Track Data Corp                         Common                 891918104        29,387      30,934 SH
Tusk Energy Corp                        Common                 900891102       443,924     180,865 SH
TXU Europe Capital I                    Preferred              87316S203       494,972      86,082 SH
Universal Guardian Holding Inc          Common                 913586103         3,043       2,205 SH
Vista  Medical Technologies             Common                 928369305        12,985      12,250 SH
West Energy Ltd                         Common                 952696102     1,506,689     319,039 SH
                                                                            44,887,108


                             ** TABLE CONTINUED **

                                 SC-BVI Partners
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2004

                                                        ITEM 6:                                      ITEM 8:
                                                INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                     (b) Shares              ITEM 7:
                ITEM 1:                              as Defined  (c) Shared  Managers
            Name of Issuer               (a) Sole   in Instr. V     Other    See Instr. V (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------
Arizona Star Resources Corp                  269,500     --         --         --         269,500     --         --
Armstrong Holdings Inc                        49,000     --         --         --          49,000     --         --
Auspex System Inc                            182,280     --         --         --         182,280     --         --
Avalon Holding                                14,945     --         --         --          14,945     --         --
Baycorp Holdings Ltd.                         27,901     --         --         --          27,901     --         --
Berkeley Tech Inc.                           179,764     --         --         --         179,764     --         --
Breakwater Resources Ltd                     245,000     --         --         --         245,000     --         --
C1 Energy Ltd                                759,505     --         --         --         759,505     --         --
Canyon Resources Corp.                       229,894     --         --         --         229,894     --         --
Canyon Resources Corp.                        75,000     --         --         --          75,000     --         --
Centrex Inc.                                 122,500     --         --         --         122,500     --         --
Chardan China Acquisition                      2,450     --         --         --           2,450     --         --
Chaus Bernard                                 63,700     --         --         --          63,700     --         --
Chief Consolidated Mining Co.                241,570     --         --         --         241,570     --         --
Cinch Energy Corp                            122,500     --         --         --         122,500     --         --
Claude Resources Inc                         558,314     --         --         --         558,314     --         --
Coast Dental Services Inc.                     4,802     --         --         --           4,802     --         --
Commerce Energy Group Inc.                    51,690     --         --         --          51,690     --         --
Computer Horizon Corp                        162,744     --         --         --         162,744     --         --
Comsys IT Partners Inc.                       44,819     --         --         --          44,819     --         --
Concord Camera Corp                          308,229     --         --         --         308,229     --         --
Consolidated Tomoka Ltd Co                     9,065     --         --         --           9,065     --         --
Constellation Copper Corp.                   275,000     --         --         --         275,000     --         --
Constellation Copper Corp.                   137,500     --         --         --         137,500     --         --
Crystlex Inc                                 521,556     --         --         --         521,556     --         --
DDS Technologies USA Inc.                     14,700     --         --         --          14,700     --         --
Del Glbl Technologies Corp.                  134,992     --         --         --         134,992     --         --
Digital Generation System                    122,504     --         --         --         122,504     --         --
DRD Gold Ltd.                                 49,000     --         --         --          49,000     --         --
Dynatec Corp                                 661,504     --         --         --         661,504     --         --
Dynatec Corp                                  67,500     --         --         --          67,500     --         --
Education Lending Group Inc.                 225,694     --         --         --         225,694     --         --
Empire Energy Corp.                           13,352     --         --         --          13,352     --         --
Endocare Inc.                                845,250     --         --         --         845,250     --         --
ESG Re Ltd.                                  703,280     --         --         --         703,280     --         --
FLYI Inc                                     342,760     --         --         --         342,760     --         --
Gabriel Resources Ltd.                       245,012     --         --         --         245,012     --         --
Glenayre Tech Inc.                            61,830     --         --         --          61,830     --         --
ID Biomedical Corp                            24,500     --         --         --          24,500     --         --
Industrias Bachoco                            67,277     --         --         --          67,277     --         --
Integrated Telecom Exp Inc                   283,016     --         --         --         283,016     --         --
Intervest Bancshares Corp                      4,501     --         --         --           4,501     --         --
Juina Mining Corp                            245,000     --         --         --         245,000     --         --
Liberty Homes Inc.                             9,800     --         --         --           9,800     --         --
Liberty Homes Inc.                            21,560     --         --         --          21,560     --         --
M & F Worldwide Corp                         128,958     --         --         --         128,958     --         --
Mairs Holding Inc                            226,127     --         --         --         226,127     --         --
Manhattan Minerals Corp                      176,155     --         --         --         176,155     --         --
Masters Energy Inc                           147,004     --         --         --         147,004     --         --
MDU Communication Int'l Inc                1,369,100     --         --         --       1,369,100     --         --
MDU Communication Int'l Inc                   10,800     --         --         --          10,800     --         --
Medquist Inc                                  36,991     --         --         --          36,991     --         --
Merita Savings Bank                           73,500     --         --         --          73,500     --         --
Midnight Oil Exploration Ltd                  31,510     --         --         --          31,510     --         --
MM Companies                                  67,571     --         --         --          67,571     --         --
Molex Inc.                                   171,498     --         --         --         171,498     --         --
Mutual Risk Mgmt Ltd.                      1,493,324     --         --         --       1,493,324     --         --
Nasstech Pharmaceutical Co                    26,450     --         --         --          26,450     --         --
NCRIC Group Inc                               73,500     --         --         --          73,500     --         --
Nevada Pacific Gold Ltd                      122,490     --         --         --         122,490     --         --
Nevsun Resources Ltd                         490,000     --         --         --         490,000     --         --
New Valley Corp                               24,500     --         --         --          24,500     --         --

Next Inc.                                     98,000     --         --         --          98,000     --         --
Oakwood Homes                                 25,088     --         --         --          25,088     --         --
Orthodontic Center of America                134,750     --         --         --         134,750     --         --
Pacific North West Capital Corp.             162,925     --         --         --         162,925     --         --
Pacific North West Capital Corp.              89,775     --         --         --          89,775     --         --
Queenstake Resources Ltd                     612,495     --         --         --         612,495     --         --
Rayonier Inc.                                  4,900     --         --         --           4,900     --         --
Read Rite Corp                               776,405     --         --         --         776,405     --         --
Rider Resources Ltd                           24,500     --         --         --          24,500     --         --
RIO Narcea Gold Mines Ltd                     52,547     --         --         --          52,547     --         --
Roxio Inc.                                    24,500     --         --         --          24,500     --         --
Scpie Holding Inc                            296,498     --         --         --         296,498     --         --
Silk Road Resources                           39,200     --         --         --          39,200     --         --
Silk Road Resources                           78,400     --         --         --          78,400     --         --
Simon Worldwide Inc.                         147,000     --         --         --         147,000     --         --
St. Andrew Goldfields Ltd.                 1,225,000     --         --         --       1,225,000     --         --
St. Andrew Goldfields Ltd.                   612,500     --         --         --         612,500     --         --
Starpoint Energy Ltd.                         29,008     --         --         --          29,008     --         --
Stone & Webster                               59,157     --         --         --          59,157     --         --
Tahera Corp .                                511,560     --         --         --         511,560     --         --
Tahera Corp.                                  63,210     --         --         --          63,210     --         --
Tata Motors Ltd.                              24,500     --         --         --          24,500     --         --
Tengasco Inc                               2,363,074     --         --         --       2,363,074     --         --
Thunder Energy Inc                            60,170     --         --         --          60,170     --         --
Tke Energy Trust                              24,500     --         --         --          24,500     --         --
Touch America Holdings                       955,550     --         --         --         955,550     --         --
Track Data Corp                               30,934     --         --         --          30,934     --         --
Tusk Energy Corp                             180,865     --         --         --         180,865     --         --
TXU Europe Capital I                          86,082     --         --         --          86,082     --         --
Universal Guardian Holding Inc                 2,205     --         --         --           2,205     --         --
Vista  Medical Technologies                   12,250     --         --         --          12,250     --         --
West Energy Ltd                              319,039     --         --         --         319,039     --         --

                              ** TABLE COMPLETE **